Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Classification of financial assets

(1)	Classification of financial assets as of December 31, 2020 and 2021 are as follows:

		2020
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	2,029,584	—	2,029,584
Current financial assets
Current financial assets at fair value through profit or loss		1,196,101	—	—	—	1,196,101
Current financial assets at amortized costs		—	—	13,149	—	13,149
Current derivative assets		18,332	—	—	11,193	29,525
Other financial assets		—	—	1,561,445	—	1,561,445
Trade and other receivables		—	—	7,918,470	—	7,918,470

		1,214,433	—	11,522,648	11,193	12,748,274

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		685,281	—	—	—	685,281
Non-current financial assets at fair value through other comprehensive income		—	358,559	—	—	358,559
Non-current financial assets at amortized costs		—	—	1,273	—	1,273
Non-current derivative assets		92,432	—	—	44,456	136,888
Other financial assets		—	—	1,290,820	—	1,290,820
Trade and other receivables		—	—	1,861,569	—	1,861,569

		777,713	358,559	3,153,662	44,456	4,334,390

	￦	1,992,146	358,559	14,676,310	55,649	17,082,664

		2021
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	2,635,238	—	2,635,238
Current financial assets
Current financial assets at fair value through profit or loss		360,833	—	—	—	360,833
Current financial assets at amortized costs		—	—	15,422	—	15,422
Current derivative assets		93,374	—	—	33,564	126,938
Other financial assets		—	—	1,365,603	—	1,365,603
Trade and other receivables		—	—	8,122,415	—	8,122,415

		454,207	—	12,138,678	33,564	12,626,449

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		672,031	—	—	—	672,031
Non-current financial assets at fair value through other comprehensive income		—	435,107	—	—	435,107
Non-current financial assets at amortized costs		—	—	9,851	—	9,851
Non-current derivative assets		349,653	—	—	171,192	520,845
Other financial assets		—	—	1,271,976	—	1,271,976
Trade and other receivables		—	—	1,906,861	—	1,906,861

		1,021,684	435,107	3,188,688	171,192	4,816,671

	￦	1,475,891	435,107	15,327,366	204,756	17,443,120

Classification of financial liabilities

(2)	Classification of financial liabilities as of December 31, 2020 and 2021 are as follows:

		2020
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	2,113,181	—	2,113,181
Debt securities		—	8,561,624	—	8,561,624
Derivative liabilities		13,053	—	36,831	49,884
Trade and other payables		—	6,256,521	—	6,256,521

		13,053	16,931,326	36,831	16,981,210

Non-current liabilities
Borrowings		—	3,003,999	—	3,003,999
Debt securities		—	56,045,777	—	56,045,777
Derivative liabilities		144,873	—	170,362	315,235
Trade and other payables		—	6,480,412	—	6,480,412

		144,873	65,530,188	170,362	65,845,423

	￦	157,926	82,461,514	207,193	82,826,633

		2021
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	4,382,218	—	4,382,218
Debt securities		—	9,647,616	—	9,647,616
Derivative liabilities		6,838	—	453	7,291
Trade and other payables		—	8,153,426	—	8,153,426

		6,838	22,183,260	453	22,190,551

Non-current liabilities
Borrowings		—	2,265,624	—	2,265,624
Debt securities		—	64,234,055	—	64,234,055
Derivative liabilities		49,418	—	21,322	70,740
Trade and other payables		—	5,996,498	—	5,996,498

		49,418	72,496,177	21,322	72,566,917

	￦	56,256	94,679,437	21,775	94,757,468

Classification of comprehensive income (loss) from financial instruments
KOREA ELECTRIC POWER CORPORATION AND SUBSIDIARIES
Notes to the Consolidated Financial Statements, Continued
December 31, 2020 and 2021

5.	Classification of Financial Instruments, Continued

(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2019, 2020 and 2021 are as follows:

			2019	2020	2021
			In millions of won
Cash and cash equivalents	Interest income	￦	42,861	9,419	12,692
	Gain (loss) on foreign currency transactions and translations		(3,332)	(15,911)	34,923
Financial assets at fair value through profit or loss	Interest income		29,411	19,114	18,415
	Dividends income		6,984	4,734	2,949
	Gain (loss) on valuation of derivatives		151,604	(52,447)	450,896
	Gain (loss) on transaction of derivatives		63,329	36,563	54,352
	Gain (loss) on valuation of financial assets		1,062	5,508	8,858
	Gain (loss) on disposal of financial assets		1,760	11,344	4,221
Financial assets at fair value through other comprehensive income	Dividends income		6,854	2,582	7,573
Financial assets at amortized cost	Interest income		539	612	797
	Gain (loss) on foreign currency transactions and translations		(690)	(1,733)	(3,647)
Loans	Interest income		63,448	26,232	25,196
	Gain (loss) on foreign currency transactions and translations		(631)	(527)	729
Trade and other receivables	Interest income		69,941	151,035	144,543
	Gain (loss) on disposal of financial assets		—	—	2,452
	Gain (loss) on foreign currency transactions and translations		(31,500)	23,458	14,207
Short-term financial instruments	Interest income		49,070	25,540	7,531
	Gain (loss) on foreign currency transactions and translations		39,845	(38,088)	32,218
Long-term financial instruments	Interest income		12,794	10,406	12,470
	Gain (loss) on foreign currency transactions and translations		—	—	27
Other financial assets	Interest income		54	228	230
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		123,730	(77,733)	211,180
	Gain (loss) on valuation of derivatives (equity, before tax)		38,305	9,925	(11,734)
	Gain (loss) on transaction of derivatives		65,651	36,053	31,351
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		27,686	(104,607)	2,751
	Gain (loss) on transaction of derivatives		(493)	(49,788)	(15,358)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		1,394,328	1,365,801	1,316,269
	Gain (loss) on repayment of financial liabilities		—	(35)	(10)
	Interest expense of trade and other payables		94,019	88,757	213,765
	Interest expense of others		558,464	540,867	384,423
	Other finance income		—	—	1,284
	Other finance expenses		—	—	2,504
	Gain (loss) on foreign currency transactions and translations		(409,867)	772,045	(1,162,835)
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		14,330	(220,928)	158,167
	Gain (loss) on valuation of derivatives (equity, before tax)		(2,578)	101,295	(28,726)
	Gain (loss) on transaction of derivatives		(42,072)	42,565	13,737